Trade and other Receivables, Deposits and Prepayments	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other Receivables, Deposits and Prepayments	Trade and other Receivables, Deposits and Prepayments

	2025	2024
Trade receivables	$166,068	$—
Other receivables	3,775,321	1,655,335
Deposits	288,504	290,633
Prepayments	271,960	528,845
	$4,501,853	$2,474,813
The Group allows an average credit period of not more than 30 days to customers.
As at December 31, 2025, interest receivables of approximately HK$2,727,000 (2024: HK$814,000) were included in other receivables.
The details of impairment assessment are set out in note 18.